Staar Investment Trust - Alternative Categories Fund
INVESTMENT OBJECTIVE
The STAAR AltCat Fund pursues growth of investors’ capital.
FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Staar Investment Trust - Alternative Categories Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Staar Investment Trust - Alternative Categories Fund
Management Fees	[1]	0.85%
Distribution (12b-1) Fees		0.01%
Other Expenses		1.30%
Acquired Fund Fees & Expenses		0.53%
Total Annual Fund Operating Expenses		2.69%
[1]	Beginning July 1, 2012, the management fee was changed to .80% from .90%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Staar Investment Trust - Alternative Categories Fund	272	835	1,425	3,022

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.84% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE PRINCIPAL INVESTMENT STRATEGIES

The Fund's main strategy is to identify investment opportunities that the Advisor expects to benefit from market or economic trends. The Advisor has broad discretion as to the asset categories and investments owned by the Fund.  A broad mix of investment types and management styles may be employed.  The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.  Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Credit Risks -- There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest.  Issuers of debt securities can also default on the bond principal.  This applies to cash positions and any bond positions that the Fund might take.  However, while the use of bonds is permitted, it is not a primary investment strategy.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions and adverse changes in interest rates.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risks – Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls.  Emerging markets can be more volatile, experiencing greater “ups and downs” than mature markets.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

Calendar Year Returns, periods ended December 31, 2012

During the 10-year period shown in the bar chart, the highest return for a quarter was +12.96% (quarter ending 6/30/03) and the lowest return for a quarter was -16.77% (quarter ending 12/31/08).
AVERAGE ANNUAL TOTAL RETURNS For periods ended 12/31/12
Average Annual Total Returns		1 Year	5 Years	10 Years	Since Inception
Staar Investment Trust - Alternative Categories Fund - Comparison Index - S&P 500 Index (Reflects no deductions for taxes, fees or expenses)		16.00%	1.66%	7.10%	5.28%	[1]
Staar Investment Trust - Alternative Categories Fund - Comparison Index - MSCI ACWI USD Index (world stock)		16.13%	(1.16%)	8.11%
Staar Investment Trust - Alternative Categories Fund		9.18%	(1.94%)	6.48%	3.96%	[1]
Staar Investment Trust - Alternative Categories Fund Return After Taxes on Distributions	[2]	9.11%	(2.17%)	6.01%	3.45%	[1]
Staar Investment Trust - Alternative Categories Fund Return After Taxes on Distributions and Sale of Fund Shares	[2]	6.06%	(1.69%)	5.64%	3.31%	[1]
[1]	The STAAR AltCat Fund Inception Date is May 28, 1997.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

While the Fund, by design, does not necessarily correlate closely with any index in any given year, the MSCI ACWI USD Index is proposed as a closer fit to the AltCat Fund than the S&P 500.  Over the years the exposure to international stocks has risen and is currently at 25%.  Therefore a world stock index will fit better with this Fund.  The following chart actually shows that the Fund does not correlate closely with either index, which is a result of the management style.  However, the fact that the Fund holds a significant International equity exposure makes the world stock index a closer fit.

                                                                      2008           2009         2010           2011           2012

ACF Total Return                                      -32.40%      18.10%      12.35%      -7.43%        9.18%

S&P 500 Total Return                               -37.00%      26.46%      15.06%       2.11%      16.00%

MSCI ACWI USD Index Total Return     -42.19%      34.63%      12.67%      -7.35%      16.13%

Staar Investment Trust - General Bond Fund
INVESTMENT OBJECTIVE
The STAAR General Bond Fund seeks to create income with an emphasis on safety of principal.
FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Staar Investment Trust - General Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Staar Investment Trust - General Bond Fund
Management Fees	[1]	0.30%
Distribution (12b-1) Fees		0.04%
Other Expenses		1.27%
Acquired Fund Fees & Expenses		0.02%
Total Annual Fund Operating Expenses		1.63%
[1]	Beginning July 1, 2012, the management fee was changed to .25% from .35%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Staar Investment Trust - General Bond Fund	166	514	887	1,933

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.53% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher (”investment grade”).  The range of maturity for bonds in this Fund is any length deemed appropriate by the Advisor(s) depending on market conditions and trends.  In general, the average maturity of the portfolio will be between two (2) and fifteen (15) years.   At least 40% of its total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   As of 12/31/2012 the Fund had 42% (CDs included here?) of its assets invested in US Government, Government Agency, FDIC backed CDs and Government Money Market Funds.  58% was invested in Corporate bonds.  The Dollar Weighted Average Maturity was 2.5 years.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities.  Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Government Agency Securities – Debt instruments issued by U.S. Government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Prospectus Fund’s website at www.staarfunds.com.

Calendar Year Returns, periods ended December 31, 2012

During the 10-year period shown in the bar chart, the highest return for a quarter was 3.69% (quarter ending 06/30/09) and the lowest return for a quarter was –3.53% (quarter ending 09/30/08).
AVERAGE ANNUAL TOTAL RETURNS For the periods ended 12/31/12
Average Annual Total Returns		1 Year	5 Years	10 Years	Since Inception
Staar Investment Trust - General Bond Fund - Comparison Index - Barcap Intermediate Gov't/Credit Index 2 (reflects no deductions for taxes, fees or expenses)		3.89%	5.18%	4.62%	5.76%	[1]
Staar Investment Trust - General Bond Fund		4.68%	2.40%	2.48%	3.93%	[1]
Staar Investment Trust - General Bond Fund Return After Taxes on Distributions	[2]	4.18%	1.57%	1.36%	2.53%	[1]
Staar Investment Trust - General Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[2]	3.04%	1.56%	1.46%	2.52%	[1]
[1]	The STAAR General Bond Fund Inception Date is May 28, 1997.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

Staar Investment Trust - International Fund
INVESTMENT OBJECTIVE
The STAAR International Fund pursues growth of investors’ capital primarily through investments in international stock mutual funds, ETFs and individual stocks.
FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (fees paid directly from your investment) The Fund is considered “no-load” since it imposes no front-end or back-end sales charges.
Shareholder Fees	Staar Investment Trust - International Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Staar Investment Trust - International Fund
Management Fees	[1]	0.85%
Distribution (12b-1) Fees		0.01%
Other Expenses		1.31%
Acquired Fund Fees & Expenses		0.94%
Total Annual Fund Operating Expenses		3.11%
[1]	Beginning July 1, 2012, the management fee was changed to .80% from .90%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Staar Investment Trust - International Fund	314	960	1,630	3,420

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.86% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE PRINCIPAL INVESTMENT STRATEGIES

The Fund’s main strategy is to invest in a variety of other mutual funds and exchange-traded funds (ETFs) that invest in the stocks of foreign companies.  The Advisor seeks to weight allocation to different countries and regions to take advantage of economic and market trends.  The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down. Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risks – Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls.  Emerging markets can be more volatile, experiencing greater “ups and downs” than mature markets.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of the underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

Calendar Year Returns, periods ended December 31, 2012

During the 10-year period shown in the bar chart, the highest return for a quarter was 21.11% (quarter ending 06/30/09) and the lowest return for a quarter was -20.26% (quarter ending 9/30/11).
AVERAGE ANNUAL TOTAL RETURNS For the periods ended 12/31/12
Average Annual Total Returns		1 Year	5 Years	10 Years	Since Inception
Staar Investment Trust - International Fund - Comparison Index - MSCI EAFE Index (Reflects no deductions for taxes, fees or expenses)		17.32%	(3.69%)	8.21%	4.39%	[1]
Staar Investment Trust - International Fund		11.98%	(4.13%)	7.61%	3.30%	[1]
Staar Investment Trust - International Fund Return After Taxes on Distributions	[2]	11.67%	(4.51%)	7.12%	2.63%	[1]
Staar Investment Trust - International Fund Return After Taxes on Distributions and Sale of Fund Shares	[2]	8.17%	(3.53%)	6.69%	2.66%	[1]
[1]	The STAAR International Fund Inception Date is May 28, 1997.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

Staar Investment Trust - Larger Company Stock Fund
INVESTMENT OBJECTIVE
The STAAR Larger Company Stock Fund seeks to create growth of capital with income as a secondary objective, primarily by investing in large company and larger mid-size company mutual funds and stocks.
FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Staar Investment Trust - Larger Company Stock Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Staar Investment Trust - Larger Company Stock Fund
Management Fees	[1]	0.85%
Distribution (12b-1) Fees		0.01%
Other Expenses		1.28%
Acquired Fund Fees & Expenses		0.61%
Total Annual Fund Operating Expenses		2.75%
[1]	Beginning July 1, 2012, the management fee was changed to .80% from .90%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Staar Investment Trust - Larger Company Stock Fund	278	853	1,454	3,080

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 5.55% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE PRINCIPAL INVESTMENT STRATEGIES

This is a “fund of funds” that purchases the shares of other mutual funds and exchange trades funds (ETFs).  The Advisor seeks out funds that invest in stocks of large companies with market capitalization of $5 billion or more and larger mid-cap stocks having market capitalization between $3 billion and $5 billion.  The Fund’s investments represent a broad mix of industries. Depending on market conditions and trends, the Advisor weights the Fund’s overall portfolio mix to higher or lower market capitalization and sectors with a mix of growth and value management styles, sometimes called a "blend" style. The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.  Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy.  Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

Calendar Year Returns, periods ended December 31, 2012

During the 10-year period shown in the bar chart, the highest return for a quarter was 11.11% (quarter ending 06/30/09) and the lowest return for a quarter was –19.34% (quarter ending 12/31/08).
AVERAGE ANNUAL TOTAL RETURNS For the periods ended 12/31/12
Average Annual Total Returns		1 Year	5 Years	10 Years	Since Inception
Staar Investment Trust - Larger Company Stock Fund - Comparison Index - S&P 500 Index (Reflects no deductions for taxes, fees or expenses)		16.00%	1.66%	7.10%	5.28%	[1]
Staar Investment Trust - Larger Company Stock Fund		10.85%	(1.35%)	3.90%	2.90%	[1]
Staar Investment Trust - Larger Company Stock Fund Return After Taxes on Distributions	[2]	10.85%	(1.35%)	3.76%	2.43%	[1]
Staar Investment Trust - Larger Company Stock Fund Return After Taxes on Distributions and Sale of Fund Shares	[2]	7.05%	(1.14%)	3.40%	2.38%	[1]
[1]	The STAAR Larger Company Stock Fund Inception Date is May 28, 1997.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

Staar Investment Trust - Short Term Bond Fund
INVESTMENT OBJECTIVE
The STAAR Short Term Bond Fund seeks to create income with an emphasis on safety of principal.
FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Staar Investment Trust - Short Term Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Staar Investment Trust - Short Term Bond Fund
Management Fees	[1][2]	0.27%
Distribution (12b-1) Fees		0.04%
Other Expenses		1.24%
Acquired Fund Fees & Expenses		0.01%
Total Annual Fund Operating Expenses		1.56%
[1]	Beginning July 1, 2012, the management fee was changed to .25% from .35%.
[2]	The Advisor voluntarily waived .04% in fees for 2012.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Staar Investment Trust - Short Term Bond Fund	159	493	850	1,856

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.74% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments.  Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher (”investment grade”).   In general, it is expected that the average maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.  At least 40% of its Fund’s total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   As of 12/31/2012 the Fund had 49% of its assets invested in US Government, Government Agency, Government Money Market Funds and FDIC backed CDs.  51% was invested in Corporate bonds.  The Dollar Weighted Average Maturity was 1.3 years.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities. Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Default Risks -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bondholder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Government Agency Securities – Debt instruments issued by U.S. Government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

Calendar Year Returns, periods ended December 31, 2012

During the 10-year period shown in the bar chart, the highest return for a quarter was 4.08% (quarter ending 06/30/03) and the lowest return for a quarter was –3.64% (quarter ending 06/30/04).
AVERAGE ANNUAL TOTAL RETURNS For the periods ended 12/31/12
Average Annual Total Returns		1 Year	5 Years	10 Years	Since Inception
Staar Investment Trust - Short Term Bond Fund - Comparison Index - Barcap 1-3 year Gov't Index 2 (reflects no deductions for taxes, fees or expenses)		0.51%	2.49%	2.83%	4.19%	[1]
Staar Investment Trust - Short Term Bond Fund		2.48%	0.85%	1.78%	3.68%	[1]
Staar Investment Trust - Short Term Bond Fund Return After Taxes on Distributions	[2]	2.25%	0.28%	0.63%	2.16%	[1]
Staar Investment Trust - Short Term Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[2]	1.61%	0.39%	0.92%	2.27%	[1]
[1]	The STAAR Short Term Bond Fund Inception Date is May 28, 1997.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Distributions representing a return of capital are not subject to income tax. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

Staar Investment Trust - Smaller Company Stock Fund
INVESTMENT OBJECTIVE

The STAAR Smaller Company Fund pursues growth of investors’ capital through investing mostly in other funds that invest in small and smaller mid-sized companies and a selection of individual stocks of small and smaller mid-sized companies.

FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees	Staar Investment Trust - Smaller Company Stock Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Staar Investment Trust - Smaller Company Stock Fund
Management Fees	[1]	0.85%
Distribution (12b-1) Fees		0.01%
Other Expenses		1.27%
Acquired Fund Fees & Expenses		0.94%
Total Annual Fund Operating Expenses		3.07%
[1]	Beginning July 1, 2012, the management fee was changed to .80% from .90%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Staar Investment Trust - Smaller Company Stock Fund	310	948	1,611	3,383

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.95% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE PRINCIPAL INVESTMENT STRATEGIES

This is a fund of funds that invests primarily in shares of other mutual funds and exchange trades funds (ETFs).  The Advisor seeks out funds that invest in stocks of small companies with market capitalization of under $1 billion and smaller mid-cap stocks having market capitalization between $1 billion and $3 billion.   The Fund’s investments represent a broad mix of industries.  Depending on market conditions and trends, the Advisor may weight the overall portfolio mix to higher or lower market capitalization and sectors with a mix of growth and value management styles, sometimes called a "blend" style. The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.  Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy.   Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Small Companies  -- Small companies may be more vulnerable to competitive risks and may not have as much financial resources as large companies.  Stocks of small companies also tend to have greater price volatility, may trade in lower volume and be less liquid.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by Advisor determine performance.  Transactions cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com

Calendar Year Returns, periods ended December 31, 2012

During the 10-year period shown in the bar chart, the highest return for a quarter was 17.56% (quarter ending 06/30/09) and the lowest return for a quarter was –22.67% (quarter ending 12/31/08).
AVERAGE ANNUAL TOTAL RETURNS For periods ended 12/31/12
Average Annual Total Returns		1 Year	5 Years	10 Years	Since Inception
Staar Investment Trust - Smaller Company Stock Fund - Comparison Index - Russell 2000 Index (reflects no deductions for taxes, fees or expenses)		16.35%	3.56%	9.72%	6.75%	[1]
Staar Investment Trust - Smaller Company Stock Fund		12.75%	0.50%	6.60%	5.86%	[1]
Staar Investment Trust - Smaller Company Stock Fund Return After Taxes on Distributions	[2]	12.75%	0.50%	5.72%	4.90%	[1]
Staar Investment Trust - Smaller Company Stock Fund Return After Taxes on Distributions and Sale of Fund Shares	[2]	8.29%	0.43%	5.69%	4.91%	[1]
[1]	The STAAR Short Term Bond Fund Inception Date is May 28, 1997.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	Staar Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001011996
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	May 1, 2013
Staar Investment Trust - Alternative Categories Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The STAAR AltCat Fund pursues growth of investors’ capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.84%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's main strategy is to identify investment opportunities that the Advisor expects to benefit from market or economic trends. The Advisor has broad discretion as to the asset categories and investments owned by the Fund.  A broad mix of investment types and management styles may be employed.  The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.  Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Credit Risks -- There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest.  Issuers of debt securities can also default on the bond principal.  This applies to cash positions and any bond positions that the Fund might take.  However, while the use of bonds is permitted, it is not a primary investment strategy.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions and adverse changes in interest rates.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risks – Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls.  Emerging markets can be more volatile, experiencing greater “ups and downs” than mature markets.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will change in value and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.staarfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns, periods ended December 31, 2012
Annual Return 2003	rr_AnnualReturn2003	28.40%
Annual Return 2004	rr_AnnualReturn2004	12.60%
Annual Return 2005	rr_AnnualReturn2005	11.91%
Annual Return 2006	rr_AnnualReturn2006	11.65%
Annual Return 2007	rr_AnnualReturn2007	14.45%
Annual Return 2008	rr_AnnualReturn2008	(32.40%)
Annual Return 2009	rr_AnnualReturn2009	18.10%
Annual Return 2010	rr_AnnualReturn2010	12.35%
Annual Return 2011	rr_AnnualReturn2011	(7.43%)
Annual Return 2012	rr_AnnualReturn2012	9.18%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the 10-year period shown in the bar chart, the highest return for a quarter was +12.96% (quarter ending 6/30/03) and the lowest return for a quarter was -16.77% (quarter ending 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.77%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

While the Fund, by design, does not necessarily correlate closely with any index in any given year, the MSCI ACWI USD Index is proposed as a closer fit to the AltCat Fund than the S&P 500.  Over the years the exposure to international stocks has risen and is currently at 25%.  Therefore a world stock index will fit better with this Fund.  The following chart actually shows that the Fund does not correlate closely with either index, which is a result of the management style.  However, the fact that the Fund holds a significant International equity exposure makes the world stock index a closer fit.

                                                                      2008           2009         2010           2011           2012

ACF Total Return                                      -32.40%      18.10%      12.35%      -7.43%        9.18%

S&P 500 Total Return                               -37.00%      26.46%      15.06%       2.11%      16.00%

MSCI ACWI USD Index Total Return     -42.19%      34.63%      12.67%      -7.35%      16.13%

Staar Investment Trust - Alternative Categories Fund | - Comparison Index - S&P 500 Index (Reflects no deductions for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%	[6]
Staar Investment Trust - Alternative Categories Fund | - Comparison Index - MSCI ACWI USD Index (world stock)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
10 Years	rr_AverageAnnualReturnYear10	8.11%
Staar Investment Trust - Alternative Categories Fund | Staar Investment Trust - Alternative Categories Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	1.30%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	272
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	835
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,425
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,022
1 Year	rr_AverageAnnualReturnYear01	9.18%
5 Years	rr_AverageAnnualReturnYear05	(1.94%)
10 Years	rr_AverageAnnualReturnYear10	6.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%	[6]
Staar Investment Trust - Alternative Categories Fund | Staar Investment Trust - Alternative Categories Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.11%	[4]
5 Years	rr_AverageAnnualReturnYear05	(2.17%)	[4]
10 Years	rr_AverageAnnualReturnYear10	6.01%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%	[4],[6]
Staar Investment Trust - Alternative Categories Fund | Staar Investment Trust - Alternative Categories Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.06%	[4]
5 Years	rr_AverageAnnualReturnYear05	(1.69%)	[4]
10 Years	rr_AverageAnnualReturnYear10	5.64%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%	[4],[6]
Staar Investment Trust - General Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The STAAR General Bond Fund seeks to create income with an emphasis on safety of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.53%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher (”investment grade”).  The range of maturity for bonds in this Fund is any length deemed appropriate by the Advisor(s) depending on market conditions and trends.  In general, the average maturity of the portfolio will be between two (2) and fifteen (15) years.   At least 40% of its total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   As of 12/31/2012 the Fund had 42% (CDs included here?) of its assets invested in US Government, Government Agency, FDIC backed CDs and Government Money Market Funds.  58% was invested in Corporate bonds.  The Dollar Weighted Average Maturity was 2.5 years.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities.  Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Government Agency Securities – Debt instruments issued by U.S. Government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will change in value and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Prospectus Fund’s website at www.staarfunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.staarfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns, periods ended December 31, 2012
Annual Return 2003	rr_AnnualReturn2003	4.10%
Annual Return 2004	rr_AnnualReturn2004	0.50%
Annual Return 2005	rr_AnnualReturn2005	0.11%
Annual Return 2006	rr_AnnualReturn2006	3.73%
Annual Return 2007	rr_AnnualReturn2007	4.53%
Annual Return 2008	rr_AnnualReturn2008	(1.70%)
Annual Return 2009	rr_AnnualReturn2009	6.13%
Annual Return 2010	rr_AnnualReturn2010	2.79%
Annual Return 2011	rr_AnnualReturn2011	0.32%
Annual Return 2012	rr_AnnualReturn2012	4.68%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the 10-year period shown in the bar chart, the highest return for a quarter was 3.69% (quarter ending 06/30/09) and the lowest return for a quarter was –3.53% (quarter ending 09/30/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.53%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Staar Investment Trust - General Bond Fund | - Comparison Index - Barcap Intermediate Gov't/Credit Index 2 (reflects no deductions for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	4.62%
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%	[10]
Staar Investment Trust - General Bond Fund | Staar Investment Trust - General Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	1.27%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,933
1 Year	rr_AverageAnnualReturnYear01	4.68%
5 Years	rr_AverageAnnualReturnYear05	2.40%
10 Years	rr_AverageAnnualReturnYear10	2.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%	[10]
Staar Investment Trust - General Bond Fund | Staar Investment Trust - General Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.18%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.57%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.36%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%	[4],[10]
Staar Investment Trust - General Bond Fund | Staar Investment Trust - General Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.04%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.56%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.46%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%	[4],[10]
Staar Investment Trust - International Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The STAAR International Fund pursues growth of investors’ capital primarily through investments in international stock mutual funds, ETFs and individual stocks.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) The Fund is considered “no-load” since it imposes no front-end or back-end sales charges.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.86%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s main strategy is to invest in a variety of other mutual funds and exchange-traded funds (ETFs) that invest in the stocks of foreign companies.  The Advisor seeks to weight allocation to different countries and regions to take advantage of economic and market trends.  The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down. Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risks – Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls.  Emerging markets can be more volatile, experiencing greater “ups and downs” than mature markets.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of the underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will change in value and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.staarfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns, periods ended December 31, 2012
Annual Return 2003	rr_AnnualReturn2003	31.90%
Annual Return 2004	rr_AnnualReturn2004	18.90%
Annual Return 2005	rr_AnnualReturn2005	16.82%
Annual Return 2006	rr_AnnualReturn2006	21.38%
Annual Return 2007	rr_AnnualReturn2007	15.63%
Annual Return 2008	rr_AnnualReturn2008	(40.80%)
Annual Return 2009	rr_AnnualReturn2009	31.49%
Annual Return 2010	rr_AnnualReturn2010	10.05%
Annual Return 2011	rr_AnnualReturn2011	(15.55%)
Annual Return 2012	rr_AnnualReturn2012	11.98%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the 10-year period shown in the bar chart, the highest return for a quarter was 21.11% (quarter ending 06/30/09) and the lowest return for a quarter was -20.26% (quarter ending 9/30/11).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.26%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Staar Investment Trust - International Fund | - Comparison Index - MSCI EAFE Index (Reflects no deductions for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%	[7]
Staar Investment Trust - International Fund | Staar Investment Trust - International Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	1.31%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	314
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	960
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,630
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,420
1 Year	rr_AverageAnnualReturnYear01	11.98%
5 Years	rr_AverageAnnualReturnYear05	(4.13%)
10 Years	rr_AverageAnnualReturnYear10	7.61%
Since Inception	rr_AverageAnnualReturnSinceInception	3.30%	[7]
Staar Investment Trust - International Fund | Staar Investment Trust - International Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.67%	[4]
5 Years	rr_AverageAnnualReturnYear05	(4.51%)	[4]
10 Years	rr_AverageAnnualReturnYear10	7.12%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%	[4],[7]
Staar Investment Trust - International Fund | Staar Investment Trust - International Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.17%	[4]
5 Years	rr_AverageAnnualReturnYear05	(3.53%)	[4]
10 Years	rr_AverageAnnualReturnYear10	6.69%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%	[4],[7]
Staar Investment Trust - Larger Company Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The STAAR Larger Company Stock Fund seeks to create growth of capital with income as a secondary objective, primarily by investing in large company and larger mid-size company mutual funds and stocks.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 5.55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.55%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This is a “fund of funds” that purchases the shares of other mutual funds and exchange trades funds (ETFs).  The Advisor seeks out funds that invest in stocks of large companies with market capitalization of $5 billion or more and larger mid-cap stocks having market capitalization between $3 billion and $5 billion.  The Fund’s investments represent a broad mix of industries. Depending on market conditions and trends, the Advisor weights the Fund’s overall portfolio mix to higher or lower market capitalization and sectors with a mix of growth and value management styles, sometimes called a "blend" style. The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.  Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy.  Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will change in value and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.staarfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns, periods ended December 31, 2012
Annual Return 2003	rr_AnnualReturn2003	20.70%
Annual Return 2004	rr_AnnualReturn2004	10.64%
Annual Return 2005	rr_AnnualReturn2005	3.69%
Annual Return 2006	rr_AnnualReturn2006	9.44%
Annual Return 2007	rr_AnnualReturn2007	3.57%
Annual Return 2008	rr_AnnualReturn2008	(33.40%)
Annual Return 2009	rr_AnnualReturn2009	16.50%
Annual Return 2010	rr_AnnualReturn2010	13.21%
Annual Return 2011	rr_AnnualReturn2011	(4.03%)
Annual Return 2012	rr_AnnualReturn2012	10.85%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the 10-year period shown in the bar chart, the highest return for a quarter was 11.11% (quarter ending 06/30/09) and the lowest return for a quarter was –19.34% (quarter ending 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.34%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Staar Investment Trust - Larger Company Stock Fund | - Comparison Index - S&P 500 Index (Reflects no deductions for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%	[9]
Staar Investment Trust - Larger Company Stock Fund | Staar Investment Trust - Larger Company Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	1.28%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	278
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	853
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,454
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,080
1 Year	rr_AverageAnnualReturnYear01	10.85%
5 Years	rr_AverageAnnualReturnYear05	(1.35%)
10 Years	rr_AverageAnnualReturnYear10	3.90%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%	[9]
Staar Investment Trust - Larger Company Stock Fund | Staar Investment Trust - Larger Company Stock Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.85%	[4]
5 Years	rr_AverageAnnualReturnYear05	(1.35%)	[4]
10 Years	rr_AverageAnnualReturnYear10	3.76%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%	[4],[9]
Staar Investment Trust - Larger Company Stock Fund | Staar Investment Trust - Larger Company Stock Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.05%	[4]
5 Years	rr_AverageAnnualReturnYear05	(1.14%)	[4]
10 Years	rr_AverageAnnualReturnYear10	3.40%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.38%	[4],[9]
Staar Investment Trust - Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The STAAR Short Term Bond Fund seeks to create income with an emphasis on safety of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.74%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments.  Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher (”investment grade”).   In general, it is expected that the average maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.  At least 40% of its Fund’s total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   As of 12/31/2012 the Fund had 49% of its assets invested in US Government, Government Agency, Government Money Market Funds and FDIC backed CDs.  51% was invested in Corporate bonds.  The Dollar Weighted Average Maturity was 1.3 years.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities. Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Default Risks -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bondholder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Government Agency Securities – Debt instruments issued by U.S. Government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will change in value and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.staarfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns, periods ended December 31, 2012
Annual Return 2003	rr_AnnualReturn2003	5.90%
Annual Return 2004	rr_AnnualReturn2004	(0.20%)
Annual Return 2005	rr_AnnualReturn2005	0.07%
Annual Return 2006	rr_AnnualReturn2006	3.50%
Annual Return 2007	rr_AnnualReturn2007	4.41%
Annual Return 2008	rr_AnnualReturn2008	0.19%
Annual Return 2009	rr_AnnualReturn2009	1.79%
Annual Return 2010	rr_AnnualReturn2010	0.67%
Annual Return 2011	rr_AnnualReturn2011	(0.85%)
Annual Return 2012	rr_AnnualReturn2012	2.48%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the 10-year period shown in the bar chart, the highest return for a quarter was 4.08% (quarter ending 06/30/03) and the lowest return for a quarter was –3.64% (quarter ending 06/30/04).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.64%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Staar Investment Trust - Short Term Bond Fund | - Comparison Index - Barcap 1-3 year Gov't Index 2 (reflects no deductions for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.51%
5 Years	rr_AverageAnnualReturnYear05	2.49%
10 Years	rr_AverageAnnualReturnYear10	2.83%
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%	[8]
Staar Investment Trust - Short Term Bond Fund | Staar Investment Trust - Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.27%	[2],[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	1.24%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
1 Year	rr_AverageAnnualReturnYear01	2.48%
5 Years	rr_AverageAnnualReturnYear05	0.85%
10 Years	rr_AverageAnnualReturnYear10	1.78%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%	[8]
Staar Investment Trust - Short Term Bond Fund | Staar Investment Trust - Short Term Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.25%	[5]
5 Years	rr_AverageAnnualReturnYear05	0.28%	[5]
10 Years	rr_AverageAnnualReturnYear10	0.63%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%	[5],[8]
Staar Investment Trust - Short Term Bond Fund | Staar Investment Trust - Short Term Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.61%	[5]
5 Years	rr_AverageAnnualReturnYear05	0.39%	[5]
10 Years	rr_AverageAnnualReturnYear10	0.92%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%	[5],[8]
Staar Investment Trust - Smaller Company Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The STAAR Smaller Company Fund pursues growth of investors’ capital through investing mostly in other funds that invest in small and smaller mid-sized companies and a selection of individual stocks of small and smaller mid-sized companies.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.95%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This is a fund of funds that invests primarily in shares of other mutual funds and exchange trades funds (ETFs).  The Advisor seeks out funds that invest in stocks of small companies with market capitalization of under $1 billion and smaller mid-cap stocks having market capitalization between $1 billion and $3 billion.   The Fund’s investments represent a broad mix of industries.  Depending on market conditions and trends, the Advisor may weight the overall portfolio mix to higher or lower market capitalization and sectors with a mix of growth and value management styles, sometimes called a "blend" style. The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.  Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy.   Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Small Companies  -- Small companies may be more vulnerable to competitive risks and may not have as much financial resources as large companies.  Stocks of small companies also tend to have greater price volatility, may trade in lower volume and be less liquid.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by Advisor determine performance.  Transactions cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will change in value and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.staarfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns, periods ended December 31, 2012
Annual Return 2003	rr_AnnualReturn2003	41.20%
Annual Return 2004	rr_AnnualReturn2004	12.70%
Annual Return 2005	rr_AnnualReturn2005	5.22%
Annual Return 2006	rr_AnnualReturn2006	14.22%
Annual Return 2007	rr_AnnualReturn2007	(3.42%)
Annual Return 2008	rr_AnnualReturn2008	(34.90%)
Annual Return 2009	rr_AnnualReturn2009	25.80%
Annual Return 2010	rr_AnnualReturn2010	20.82%
Annual Return 2011	rr_AnnualReturn2011	(8.08%)
Annual Return 2012	rr_AnnualReturn2012	12.75%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the 10-year period shown in the bar chart, the highest return for a quarter was 17.56% (quarter ending 06/30/09) and the lowest return for a quarter was –22.67% (quarter ending 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.67%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Staar Investment Trust - Smaller Company Stock Fund | - Comparison Index - Russell 2000 Index (reflects no deductions for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	9.72%
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%	[8]
Staar Investment Trust - Smaller Company Stock Fund | Staar Investment Trust - Smaller Company Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	1.27%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	310
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	948
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,611
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,383
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	0.50%
10 Years	rr_AverageAnnualReturnYear10	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%	[8]
Staar Investment Trust - Smaller Company Stock Fund | Staar Investment Trust - Smaller Company Stock Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.75%	[4]
5 Years	rr_AverageAnnualReturnYear05	0.50%	[4]
10 Years	rr_AverageAnnualReturnYear10	5.72%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%	[4],[8]
Staar Investment Trust - Smaller Company Stock Fund | Staar Investment Trust - Smaller Company Stock Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.29%	[4]
5 Years	rr_AverageAnnualReturnYear05	0.43%	[4]
10 Years	rr_AverageAnnualReturnYear10	5.69%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%	[4],[8]
[1]	Beginning July 1, 2012, the management fee was changed to .80% from .90%.
[2]	Beginning July 1, 2012, the management fee was changed to .25% from .35%.
[3]	The Advisor voluntarily waived .04% in fees for 2012.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Distributions representing a return of capital are not subject to income tax. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
[6]	The STAAR AltCat Fund Inception Date is May 28, 1997.
[7]	The STAAR International Fund Inception Date is May 28, 1997.
[8]	The STAAR Short Term Bond Fund Inception Date is May 28, 1997.
[9]	The STAAR Larger Company Stock Fund Inception Date is May 28, 1997.
[10]	The STAAR General Bond Fund Inception Date is May 28, 1997.